SIGNIFICANT ACCOUNTING POLICIES: (Tables)	12 Months Ended
Dec. 31, 2015
SIGNIFICANT ACCOUNTING POLICIES: [Abstract]
Schedule of annual rates of depreciation of property and equipment
%
Computers	15-33 (mainly 33)
Laboratory equipment	7-20
Office furniture and equipment	7-15
Vehicles	15

Schedule of anti-dilutive securities
	Year ended December 31
	2015	2014	2013
Outstanding share options and RSUs	2,124,951	1,171,125	673,125
Warrants	2,064,937	2,716,956	-
Shares issuable upon conversion of convertible loans	-	-	715,546